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AXA Equitable Life Insurance Company

MONY Life Insurance Company of America

SUPPLEMENT DATED FEBRUARY 26, 2015 TO THE CURRENT VARIABLE ANNUITY AND VARIABLE LIFE PROSPECTUSES

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes as applicable to your contract or policy:

1. SUB-ADVISER CHANGE TO THE MULTIMANAGER CORE BOND PORTFOLIO ("PORTFOLIO")

Effective January 20, 2015, DoubleLine Capital LP is added as a new Sub-Adviser to the Multimanager Core Bond Portfolio. BlackRock Financial Management, Inc., Pacific Investment Management Company LLC and SSgA Funds Management, Inc. remain as Sub-Advisers. AXA Equitable Funds Management Group, LLC continues as the Investment Manager of the Portfolio. Please see "The Portfolios of the Trusts" in your Prospectus for more information.

2. MERGER OF MFS(R) INVESTORS GROWTH STOCK SERIES PORTFOLIO ("PORTFOLIO")

MFS(R) Investors Growth Stock Series Portfolio will be involved in a planned merger effective on or about March 27, 2015, subject to regulatory and shareholder approval. If approved, on the date of the scheduled merger, interests in the MFS(R) Massachusetts Investors Growth Stock Portfolio (the "surviving option") will replace interests in the MFS(R) Investors Growth Stock Series Portfolio (the "replaced option"). The surviving option, MFS(R) Massachusetts Investors Growth Stock Portfolio, is also being added as a variable investment option in your Prospectus. We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. For more information about this Portfolio merger, please contact our customer service representative.

3. EQ/NATURAL RESOURCES PLUS PORTFOLIO ("PORTFOLIO") NAME AND SUB-ADVISER
   CHANGES
(APPLICABLETO RETIREMENT CORNERSTONE 1.0, 11.0 AND 12.0 SERIES ONLY)

   (1)Effective January 20, 2015, EQ/Natural Resources PLUS Portfolio changed its name to AXA Natural Resources Portfolio. Therefore, all references in your Prospectus to the EQ/Natural Resources PLUS Portfolio have been replaced with the AXA Natural Resources Portfolio.

   (2)Effective January 20, 2015, RBC Global Asset Management (U.S.) Inc. no longer serves as a Sub-Adviser to the Portfolio. Therefore, all references in your Prospectus to RBC Global Asset Management (U.S.) Inc. have been deleted. AllianceBernstein L.P. remains as a Sub-Adviser to the Portfolio and AXA Equitable Funds Management Group, LLC continues as the Investment Manager of the Portfolio. Please see "The Portfolios of the Trusts" in your Prospectus for more information.

4. EQ ADVISORS TRUST MERGER -- EQ/INTERNATIONAL ETF PORTFOLIO ("PORTFOLIO")

   EQ/International ETF Portfolio will be involved in a planned merger effective on or about May 22, 2015, subject to regulatory and shareholder approval. If approved, on the date of the scheduled merger, interests in the EQ/International Equity Index Portfolio (the "surviving option") will replace interests in the EQ/International ETF Portfolio (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. For more information about this Portfolio merger, please contact our customer service representative.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                    MONY Life Insurance Company of America
                             525 Washington Blvd.
                            Jersey City, N.J. 07310

                   IM-26-15 (2/15)                                153119 (2/15)
                   Global Annuities/Life IF/New                         #857398
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